PRODUCTION COSTS (Details 2) (Distribution rights and capitalized production costs, USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Distribution and production costs
Impairment charges	$ 3,402	$ 1,171
Impairment charges, unreleased film production costs	1,861
Period over which film not set for production	3 years
Expected period	10 years
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 72
Minimum
Distribution and production costs
Discount rate (as a percent)	15.00%
Maximum
Distribution and production costs
Discount rate (as a percent)	16.00%